ACCOUNTING ESTIMATED AND JUDGEMENTS - Allowance for doubtful accounts (Details)	12 Months Ended
Dec. 31, 2017
Residential class consumers
Allowance for doubtful accounts - ADA
Minimum number of past due days considered to calculate allowance for doubtful accounts	90 days
Commercial class consumers
Allowance for doubtful accounts - ADA
Minimum number of past due days considered to calculate allowance for doubtful accounts	180 days
Industrial, rural, government, and utility class consumers
Allowance for doubtful accounts - ADA
Minimum number of past due days considered to calculate allowance for doubtful accounts	360 days